ING SMID Cap Equity Fund
ING SMID Cap Equity Fund
INVESTMENT OBJECTIVE
The Fund seeks capital growth.
FEES AND EXPENSES OF THE FUND
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 37) or the Statement of Additional Information (page 148).
Shareholder Fees Fees paid directly from your investment
Shareholder Fees ING SMID Cap Equity Fund	Maximum sales charge (load) as a % of offering price	Maximum deferred sales charge as a % of purchase or sales price, whichever is less
Class A	5.75%	none	[1]
Class B	none	5.00%
Class C	none	1.00%
Class I	none	none
Class O	none	none
Class R	none	none
Class W	none	none
[1]	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.

Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Fund Operating Expenses ING SMID Cap Equity Fund		Class A	Class B	Class C	Class I	Class O	Class R	Class W
Management Fees		0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and/or Services (12b-1) Fees		0.25%	1.00%	0.75%	none	0.25%	0.50%	none
Administrative Services Fees		0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Other Expenses		0.22%	0.22%	0.22%	0.15%	0.22%	0.22%	0.22%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.03%	1.78%	1.53%	0.71%	1.03%	1.28%	0.78%
Waivers and Reimbursements	[2]	(0.03%)	(0.03%)	(0.03%)	none	(0.03%)	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses after Waivers and Reimbursements		1.00%	1.75%	1.50%	0.71%	1.00%	1.25%	0.75%
[1]	Total Annual Fund Operating Expenses shown may be higher than the Fund's ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	The adviser is contractually obligated to limit expenses to 1.00%, 1.75%, 1.50%, 0.75%, 1.00%, 1.25%, and 0.75% for Class A, Class B, Class C, Class I, Class O, Class R, and Class W shares respectively, through October 1, 2014. In addition, the adviser is contractually obligated to further limit expenses to 0.99%, 1.74%, 1.49%, 0.74%, 0.99%, 1.24%, and 0.74% for Class A, Class B, Class C, Class I, Class O, Class R, and Class W shares respectively, though October 1, 2014. These obligations will automatically renew for one-year terms unless: (i) the adviser provides 90 days written notice of its termination; and (ii) such termination is approved by the Fund's board; or (iii) the management agreement has been terminated. These obligations are subject to possible recoupment by the adviser within three years. These obligations do not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses.

Expense Examples $
The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ING SMID Cap Equity Fund (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class A	671	881	1,108	1,759
Class B	678	857	1,162	1,894
Class C	253	480	831	1,821
Class I	73	227	395	883
Class O	102	325	566	1,257
Class R	127	403	699	1,543
Class W	77	246	430	963

Expense Example, No Redemption ING SMID Cap Equity Fund (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class A	671	881	1,108	1,759
Class B	178	557	962	1,894
Class C	153	480	831	1,821
Class I	73	227	395	883
Class O	102	325	566	1,257
Class R	127	403	699	1,543
Class W	77	246	430	963

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 102% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of small- and mid-capitalization companies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Sub-Adviser will generally consider small- to mid-capitalized companies to be companies that, at the time of purchase, have total market capitalizations within the range of market capitalizations of companies in the Russell 2500TM Index. As of June 28, 2013, the smallest company in the Russell 2500TM Index had a market capitalization of $30.4 million and the largest company had a market capitalization of $8.2 billion.

The Fund may invest in derivative instruments, including, but not limited to, put and call options. The Fund typically uses derivatives to seek to reduce exposure to other risks, such as currency risk; to substitute for taking a position in the underlying assets; or to seek to enhance returns in the Fund. The Fund may also invest, to a limited extent, in foreign securities.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

In managing the Fund, the Sub-Adviser invests in stocks that it believes have a potential for long-term growth, as well as those that appear to be trading below their perceived value. The Sub-Adviser uses fundamental research capabilities, as well as, proprietary quantitative computer models to evaluate financial and fundamental characteristics (for example, changes in earnings, return on equity, and price to equity multiples) of over 2,000 companies. The Sub-Adviser analyzes these characteristics in an attempt to identify companies whose perceived value is not reflected in the stock price and considers the potential of each company to create or take advantage of unique product opportunities, along with its potential to achieve long-term sustainable growth and the quality of its management.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1∕3% of its total assets.
PRINCIPAL RISKS
You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Company The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency To the extent that the Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

Investment Model The manager's proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to Fund costs and impair the ability of the Fund to achieve its investment objectives.

Mid-Capitalization Company Investments in mid-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Small-Capitalization Company Investments in small-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
PERFORMANCE INFORMATION
The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad-based securities market index/indices for the same period. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund's Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Other class shares' performance would be higher or lower than Class A shares' performance because of the higher or lower expenses paid by Class A shares. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/literature or call 1-800-992-0180.
Calendar Year Total Returns Class A (as of December 31 of each year)

Best quarter: 3rd, 2009, 19.11% and Worst quarter: 4th, 2008, (24.81)% The Fund's Class A shares' year-to-date total return as of June 30, 2013: 11.46%
Average Annual Total Returns% (for the periods ended December 31, 2012)
Average Annual Total Returns ING SMID Cap Equity Fund		1 Yr	5 Yrs	10 Yrs	since inception		Inception Date
Class A	[1]	14.03%	2.07%	7.89%			Feb. 03, 1998
Class A After tax on distributions	[1]	13.77%	1.89%	7.25%
Class A After tax on distributions with sale	[1]	9.45%	1.69%	6.84%
Class A Russell 2500™ Index	[1][2]	17.88%	4.34%	10.49%
Class B		11.63%	1.53%	7.40%			Mar. 01, 1999
Class B Russell 2500™ Index	[2]	17.88%	4.34%	10.49%
Class C		15.99%	2.16%	7.67%			Jun. 30, 1998
Class C Russell 2500™ Index	[2]	17.88%	4.34%	10.49%
Class I		17.83%	2.96%	8.49%			Feb. 03, 1998
Class I Russell 2500™ Index	[2]	17.88%	4.34%	10.49%
Class O		17.55%	2.69%	8.22%			Aug. 01, 2001
Class O Russell 2500™ Index	[2]	17.88%	4.34%	10.49%
Class R		17.21%	2.42%		6.39%		Oct. 24, 2003
Class R Russell 2500™ Index	[2]	17.88%	4.34%		7.71%	[3]
Class W		17.74%			16.14%		Aug. 05, 2011
Class W Russell 2500™ Index	[2]	17.88%			16.18%
[1]	Return calculations with a starting date prior to November 15, 2012 are based on a 3.00% sales charge, while returns with a starting date on or after November 15, 2012 are based on a 5.75% sales charge.
[2]	The index returns do not reflect deductions for fees, expenses or taxes.
[3]	Reflects index performance since the date closest to the Class' inception for which data is available.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.